Revenues (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Revenue Recognition [Abstract]
Long term deferred revenue	$ 25.4	$ 25.2
Revenue recognized	16.1	16.1
Remaining performance obligations			$ 111.9
Expected remaining performance obligations recognized during next 12 months			$ 79.1
Expected remaining performance obligations recognized over subsequent 12 months	19.1
Expected remaining performance obligations recognized remainder thereafter	13.7
Deferred sales commissions	$ 9.5	$ 9.6